INVESTMENT	12 Months Ended
Dec. 31, 2017
Investment
INVESTMENT

7. INVESTMENT

In April 2013, the Company entered into an agreement with a Mexican gaming company whereby as at December 31, 2013 the Company invested $800,000 in the Mexican gaming company. As at December 31, 2014, the Company assessed the fair value of its investment in the Mexican gaming company and recorded impairment of $799,999 on the Company’s investment.